Share Capital (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Share Capital [Line Items]
Stock options exercised	22,884
Limited Partnership units [Member]
Share Capital [Line Items]
Settlement of public shares		0
Shares issued	252,079
Restricted share units [member]
Share Capital [Line Items]
Settlement of restricted stock unit	443,485	741,633
Settlement of public shares	223,671	356,127
Deferred share units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit		12,434
Performance Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	187,349	93,896
Settlement of public shares	103,678	67,281
Class A Common shares [Member]
Share Capital [Line Items]
Voting share	one		one
Class B Common Shares [Member]
Share Capital [Line Items]
Voting share	one		one
Class C Common Shares [Member]
Share Capital [Line Items]
Voting share	one		one
Golden Share [Member]
Share Capital [Line Items]
Voting share	one		one